Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions

	June 30, 2024	June 30, 2025
	S$’000	S$’000
Nature of transactions
Director/Shareholder	$	$
- Reimbursement fund for expenses paid on behalf of the Company	136	12
- Other expenses paid on behalf by Joyce Lee Jue Hui	(159)	(10)
- Loan advance to the Company	(620)	(730)
- Repayment of loan	125	200